Provisions - Additional Information (Detail) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)	Jun. 30, 2023 SEK (kr)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 SEK (kr)
Disclosure of Provisions [line items]
Actual cash outlays	kr 8,566	kr 4,573
Non-current provisions	4,927	3,959
Provisions	11,706	11,588			kr 9,504
Additional provisions, other provisions	10,477	6,785
Restructuring [member]
Disclosure of Provisions [line items]
Actual cash outlays	2,866	338
Non-current provisions	855	221
Provisions	kr 3,720	669			639
Description of expected timing of outflows, other provisions	1 year
Utilization of provisions	kr 2,900
Additional provisions, other provisions	6,082	400
Restructuring [member] | United States Department Of Justice [Member]
Disclosure of Provisions [line items]
Prior year fine paid			kr 2,200	$ 206.7
Customer Related Provision [member]
Disclosure of Provisions [line items]
Actual cash outlays	541	824
Non-current provisions	1,873	1,878
Provisions	kr 2,857	3,093			3,440
Description of expected timing of outflows, other provisions	5 years
Additional provisions, other provisions	kr 481	1,024
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Actual cash outlays	138	144
Non-current provisions	608	524
Provisions	kr 954	722			1,231
Description of expected timing of outflows, other provisions	2 years
Additional provisions, other provisions	kr 849	561
Warranty [member]
Disclosure of Provisions [line items]
Actual cash outlays	547	646
Non-current provisions	251	106
Provisions	kr 956	678			1,074
Description of expected timing of outflows, other provisions	1 year
Additional provisions, other provisions	kr 831	368
Other [member]
Disclosure of Provisions [line items]
Actual cash outlays	3,792	1,724
Non-current provisions	658	887
Provisions	1,635	5,441			1,529
Additional provisions, other provisions	824	4,129
Provision for Share Based Payments [member]
Disclosure of Provisions [line items]
Actual cash outlays	682	897
Non-current provisions	682	343
Provisions	kr 1,584	985			kr 1,591
Description of expected timing of outflows, other provisions	3 years
Additional provisions, other provisions	kr 1,410	kr 303